Supplement to the

Fidelity® Low-Priced Stock Fund and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund,
Fidelity OTC Portfolio, and Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective through June 30, 2009, Sonu Kalra is manager of OTC Portfolio. Effective July 1, 2009, Gavin Baker will manage OTC Portfolio. Information with respect to Mr. Baker's compensation, holdings, and other accounts managed will be updated when available.

The following information supplements similar information found in the "Management Contracts" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

PSTSB-09-01 June 5, 2009 1.798487.110

Supplement to the

Fidelity® Low-Priced Stock Fund and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio,
Fidelity Leveraged Company Stock Fund, and Fidelity OTC Portfolio

Funds of Fidelity Securities Fund

Class K

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective through June 30, 2009, Jennifer Uhrig is manager of Blue Chip Growth. Effective July 1, 2009, Sonu Kalra will manage Blue Chip Growth. Information with respect to Mr. Kalra's compensation, holdings, and other accounts managed will be updated when available.

Effective through June 30, 2009, Sonu Kalra is manager of OTC Portfolio. Effective July 1, 2009, Gavin Baker will manage OTC Portfolio. Information with respect to Mr. Baker's compensation, holdings, and other accounts managed will be updated when available.

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM7B-09-01 June 5, 2009 1.881213.101